Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2025
Financial Risk Management [Abstract]
Schedule of Carrying Amount in the Statement of Financial Position
Consolidated - 30 June 2025	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Remaining contractual maturities
	%	$	$	$	$

Non-derivatives
Non-interest bearing
Trade payables	-	182,632	-	-	182,632
Payroll liabilities	-	-	-	-	-
Other loans	-	5,086	13,550	-	18,636

Interest-bearing - fixed rate
Borrowings	0.50%	-	156,828	-	156,828
Borrowings – Shareholder Loans	12.00%	2,485,632	-	-	2,485,632
Borrowings – Convertible Notes	12.00%	528,488	-	-	528,448
Borrowings – Convertible Notes	6.00%	911,320	-	-	911,230
Borrowings – Convertible Notes	20.00%	-	597,736	-	597,736
Total non-derivatives		4,113,028	768,114	-	4,881,142
Consolidated - 30 June 2025	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Remaining contractual maturities
	%	$	$	$	$

Non-derivatives
Non-interest bearing
Trade and GST payables	-	387,034	-	-	387,034
Payroll liabilities	-	702,619	-	-	702,619
Other loans	-	5,086	13,550	-	18,636

Interest-bearing - fixed rate
Borrowings	0.50%	156,066	-	-	156,066
Borrowings – Shareholder Loans*	12.00%	1,938,778	-	-	1,938,778
Borrowings – Convertible Notes	12.00%	-	1,307,573	-	1,307,573
Borrowings – Convertible Notes	6.00%	-	670,743	-	670,743
Total non-derivatives		3,189,583	1,991,866	-	5,181,449